9. Accrued Expenses (Details)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 U.S. Dollars USD ($)
Accrued payroll	17,958,706	20,761,715	$ 2,966,567
Accrued rental fee	100,000	186,657	16,519
Accrued audit fee	1,290,000	1,270,000	213,093
Other accruals	2,888,494	2,977,904	477,145
Total accrued expenses	22,237,200	25,196,276	$ 3,673,324